UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the monthly reporting period from July 1, 2026 to July 31, 2026

Commission File Number of issuing entity: 333-286543-01
Central Index Key Number of issuing entity: 0002089663

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2025-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-286543
Central Index Key Number of depositor: 0001133438

CAPITAL ONE AUTO RECEIVABLES, LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0000047288

CAPITAL ONE, NATIONAL ASSOCIATION
(Exact name of sponsor as specified in its charter)

Eric Bauder
(703) 720-3148
(Name and telephone number, including area code,
of the person to contact in connection with this filing)

Delaware
(State of jurisdiction of incorporation or organization of the issuing entity)
39-7243544
(I.R.S. Employer Identification No.)

c/o Capital One Auto Receivables, LLC 1600 Capital One Drive Room 27907B McLean, Virginia (Address of principal executive offices)	22102 (zip code)
703-720-3148
(Telephone number, including area code)

Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.1 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I - DISTRIBUTION INFORMATION

ITEM 1 - Distribution and Pool Performance Information.
Response to Item 1 is set forth in Exhibit 99.1.
ITEM 1A -Asset-Level Information.
The asset-level data for the asset pool of the issuing entity included in Exhibit 102 to the Form ABS-EE filed by the issuing entity with the U.S. Securities and Exchange Commission on August 17, 2026 (the “Form ABS-EE”) is incorporated into this Form 10-D by reference.
The additional asset-level information or explanatory language for the asset pool of the issuing entity included in Exhibit 103 to the Form ABS-EE is also incorporated into this Form 10-D by reference.

ITEM 1B - Asset Representations Reviewer and Investor Communication.
None.

PART II - OTHER INFORMATION
ITEM 2 - Legal Proceedings.
None.
ITEM 3 - Sales of Securities and Use of Proceeds.
None.
ITEM 4 - Defaults Upon Senior Securities.
None.
ITEM 5 - [Reserved]
ITEM 6 - Significant Obliger's of Pool Assets.
None.
ITEM 7 - Change in Sponsor Interest in the Securities.
None.
ITEM 8 - Significant Enhancement Provider Information.
None.

ITEM 9 - Other Information.

Repurchases and Replacements

No assets securitized by Capital One, National Association ("CONA") and held by the issuing entity were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly reporting period from July 1, 2026 to July 31, 2026. Please refer to the Form ABS-15G filed by the depositor on February 13, 2026 for additional information. The CIK number of the depositor is 0001133438.

Credit Risk Retention Rules

On November 5, 2025 (the "Closing Date"), CONA (either directly or through one or more wholly-owned special purposes subsidiaries of CONA) retained 5% of each class of Notes and the Certificates issued by Capital One Prime Auto Receivables Trust 2025-1 (collectively, the “Retained Interest”) (a) in order to enable compliance by affected institutional investors with certain provisions of Regulation (EU) 2017/2402 of the European Parliament and of the Council of December 12, 2017 (the “EU Securitization Regulation”) and all relevant implementing regulations in relation thereto, all regulatory and/or implementing technical standards in relation thereto or applicable in relation thereto pursuant to any transitional arrangements made pursuant to the EU Securitization Regulation and, in each case, any relevant guidance published in relation thereto by the European Banking Authority, the European Securities and Markets Authority and the European Insurance and Occupational Pensions Authority (or in each case, any predecessor or any other applicable regulatory authority) or by the European Commission (collectively, together with the EU Securitization Regulation, the “EU SR Rules”), each as in effect and applicable on the Closing Date, and (b) in order to enable compliance by affected institutional investors with certain provisions of the Securitisation Regulations 2024 (as amended), together with (i) the securitisation sourcebook of the handbook of rules and guidance adopted by the Financial Conduct Authority (the “FCA”) of the United Kingdom (the “UK”) (the “SECN”), (ii) the Securitisation Part of the rulebook of published policy of the Prudential Regulation Authority of the Bank of England (the “PRA”) (the “PRASR”) and (iii) relevant provisions of the Financial Services and Markets Act 2000 (as amended) (collectively, the “UK Securitization Framework”) and (i) all relevant guidance, policy statements and directions relating to the application of the UK Securitization Framework published by the FCA and/or the PRA and/or The Pensions Regulator (or their successors), (ii) any guidelines relating to the application of the EU Securitization Regulation which are applicable in the UK and (iii) any other applicable laws, acts, statutory instruments, rules, guidance or policy statements published or enacted relating to the UK Securitization Framework (collectively, together with the UK Securitization Framework, the “UK SF Rules”), each as in effect and applicable on the Closing Date. As of the last day of the period covered by this report CONA (either directly or through one or more wholly-owned special purposes subsidiaries of CONA) continues to retain the Retained Interest for purposes of the EU SR Rules and the UK SF Rules.

CONA has not hedged or otherwise mitigated (and has not permitted the depositor or any of its affiliates to hedge or otherwise mitigate) its credit risk under or associated with the Retained Interest, or sold, transferred or otherwise surrendered all or part of the rights, benefits or obligations arising from the Retained Interest, except, in each case, as permitted under those EU SR Rules and those UK SF Rules.

CONA has not changed the manner in which it retains the Retained Interest, except in accordance with those EU SR Rules and those UK SF Rules.

Transparency Requirements of EU Securitization Regulation and UK Securitization Framework

This transaction has not been structured to ensure compliance by any person with the transparency requirements in Article 7 of the EU Securitization Regulation or SECN 6 or Article 7 of Chapter 2 of the PRASR under the UK Securitization Framework. Investors are responsible for and should analyze their own legal and regulatory position and are encouraged to consult with their own investment and legal advisors regarding the scope and application of and compliance with the EU Securitization Regulation or the UK Securitization Framework and the suitability of the Notes for investment.

ITEM 10 - Exhibits.

(a) Documents filed as part of this report:
Exhibit 99.1:     Servicer’s Monthly Securityholder Report.

(b) Exhibits required by this Form and Item 601 of Regulation S-K:
Exhibit 102:     Asset Data File (incorporated by reference to Exhibit 102 to Form ABS-EE filed by the issuing entity on August 17, 2026).
Exhibit 103:    Asset Related Document (incorporated by reference to Exhibit 103 to Form ABS-EE filed by the issuing entity on August 17, 2026).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: August 17, 2026

Capital One Auto Receivables, LLC, as Depositor

By:	/s/ Eric Bauder
Name:	Eric Bauder
Title:	Assistant Vice President, Treasurer